Leases - Summary of Supplemental Cash Flow Information Related to Leases (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 11,228